UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1464

Smith Barney Funds, Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Christina T. Sydor, Esq.
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code:
      (800) 451-2010

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                                  FUNDS, INC.
                                  SHORT-TERM
                               INVESTMENT GRADE
                                   BOND FUND

            CLASSIC SERIES  |  SEMI-ANNUAL REPORT  |  JUNE 30, 2003



[LOGO]Smith Barney
Mutual Funds
Your Serious Money. Professionally Managed./SM/

Your Serious Money. Professionally Managed./SM/ is a registered service mark of Citigroup Global Markets Inc.

            NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

                                 WHAT'S INSIDE


Letter from the Chairman...........  1

Schedule of Investments............  3

Statement of Assets and Liabilities  9

Statement of Operations............ 10

Statements of Changes in Net Assets 11

Notes to Financial Statements...... 12

Financial Highlights............... 17

                           LETTER FROM THE CHAIRMAN

[PHOTO] R. Jay Gerken

                                                             R. JAY GERKEN, CFA
 Chairman, President and Chief Executive Officer

Dear Shareholder,
The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

Please note that on May 12, 2003, the Fund's name changed to Smith Barney Short-Term Investment Grade Bond Fund. This change will broaden the scope of the Fund's principal investments from "high-grade" to "investment-grade" fixed-income securities. Investment-grade securities are securities rated by a national ratings organization at the time of purchase within one of the top four categories, or if unrated, judged by the manager to be of comparable credit quality. Securities rated "high-grade" are rated at the time of purchase within one of the top three categories. The Fund's investment objective to seek current income, preservation of capital and liquidity remains unchanged.

Because of the above name change, the key investments under normal market conditions have also changed. The Fund will invest at least 80% of net assets plus any borrowings for investment purposes in "investment-grade" fixed-income securities. Securities in which the Fund invests include corporate debt securities, bank obligations, mortgage- and asset-backed securities and securities issued by the U.S. government and its agencies and instrumentalities. Securities rated in the lowest category of investment-grade (BBB or Baa) are deemed to have speculative characteristics.

We know that you have questions about Fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com where you can find additional insight on your Fund. We have also included a separate Manager Commentary along with this report which we hope will give you a better understanding of your Fund and its management.


     1 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

We invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief
Executive Officer

July 22, 2003


     2 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED)                               JUNE 30, 2003

   FACE
  AMOUNT                                       SECURITY                              VALUE
---------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 31.7%
                      U.S. Treasury Notes:
$ 5,000,000             2.875% due 6/30/04                                        $ 5,092,580
  8,300,000             5.750% due 11/15/05                                         9,137,462
  5,000,000             2.625% due 5/15/08                                          5,047,270
  4,113,362           Federal Home Loan Bank Corp., 6.022% due 6/1/31               4,299,007
                      Federal National Mortgage Association:
  1,634,773             5.957% due 5/1/32                                           1,707,557
  4,851,877             5.289% due 8/1/32                                           4,994,314
  3,450,287             4.631% due 9/1/32                                           3,533,766
  4,420,366             4.750% due 11/1/32                                          4,534,251
 12,569,127             4.827% due 12/1/32                                         13,080,870
  7,592,860             4.780% due 1/1/33                                           7,871,033
  4,688,564             4.487% due 2/1/33                                           4,797,596
  2,902,022             4.770% due 2/1/33                                           2,998,606
  4,227,064             4.926% due 2/1/33                                           4,385,514
  4,485,874             4.553% due 4/1/33                                           4,608,657
  6,902,500             4.749% due 4/1/33                                           7,128,383
  3,994,142             4.000% due 5/1/33                                           4,068,440
  4,000,000             4.480% due 6/1/33                                           4,120,870
  5,000,000             4.517% due 6/1/33                                           5,118,750
---------------------------------------------------------------------------------------------
                      TOTAL U.S. GOVERNMENT AND AGENCY
                      OBLIGATIONS (Cost -- $96,021,925)                            96,524,926
---------------------------------------------------------------------------------------------
   FACE
  AMOUNT    RATING(a)                          SECURITY                              VALUE
---------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 48.4%
Auto Parts -- 0.8%
  2,150,000 A         Johnson Controls Inc., Notes, 5.000% due 11/15/06             2,326,233
---------------------------------------------------------------------------------------------
Banking -- 5.6%
  2,128,000 A+        ABN AMRO Bank, Sub. Notes, 7.250% due 5/31/05                 2,346,286
  2,000,000 A         Bank One Corp., Notes, 6.500% due 2/1/06                      2,221,532
  2,360,000 A2*       BB&T Corp., Sub. Notes, 6.375% due 6/30/05                    2,563,512
  2,000,000 A1*       FleetBoston Financial Corp., Sr. Notes, 4.200% due 11/30/07   2,105,746
  2,000,000 A1*       Key Bank N.A., Notes, 5.000% due 7/17/07                      2,168,876
    900,000 A-        Wachovia Corp., Sr. Notes, 6.400% due 4/1/08                  1,026,622
  1,800,000 A-        Washington Mutual Finance Corp., Sr. Notes,
                       6.250% due 5/15/06                                           1,993,057
  2,350,000 Aa2*      Wells Fargo Bank N.A., Sub. Notes, 7.800% due 6/15/10         2,599,521
---------------------------------------------------------------------------------------------
                                                                                   17,025,152
---------------------------------------------------------------------------------------------
Basic Industry -- 1.4%
  2,000,000 A2*       Alcoa Inc., Notes, 7.250% due 8/1/05                          2,228,168
  1,000,000 BBB       International Paper Co., Notes, 8.125% due 7/8/05             1,115,416
  1,000,000 BBB       Weyerhaeuser Co., Notes, 5.500% due 3/15/05                   1,058,354
---------------------------------------------------------------------------------------------
                                                                                    4,401,938
---------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

     3 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2003

   FACE
  AMOUNT   RATING(a)                             SECURITY                                VALUE
-------------------------------------------------------------------------------------------------
Brokerage -- 3.8%
$2,000,000 A         The Bear Stearns Cos. Inc., Notes, 6.500% due 5/1/06             $ 2,239,752
 2,050,000 Aa3*      Credit Suisse First Boston (USA) Inc., Notes, 5.750% due 4/15/07   2,279,454
 1,950,000 Aa3*      Goldman Sachs Group, L.P., Notes, 4.125% due 1/15/08               2,051,279
 2,000,000 A         Lehman Brothers Holdings Inc., Notes, 6.625% due 2/5/06            2,231,852
 2,550,000 Aa3*      Morgan Stanley, Notes, 5.800% due 4/1/07                           2,818,551
-------------------------------------------------------------------------------------------------
                                                                                       11,620,888
-------------------------------------------------------------------------------------------------
Capital Goods -- 0.9%
   475,000 BBB-      Northrop Grumman Corp., Notes, 8.625% due 10/15/04                   514,293
 2,000,000 A+        United Technologies Corp., Notes, 7.000% due 9/15/06               2,298,742
-------------------------------------------------------------------------------------------------
                                                                                        2,813,035
-------------------------------------------------------------------------------------------------
Consumer Cyclical -- 3.1%
   350,000 A-        Carnival Corp., Notes, 6.150% due 10/1/03                            354,036
 2,500,000 A-        Costco Wholesale Corp., Sr. Notes, 7.125% due 6/15/05              2,746,318
 2,273,000 AA        The Home Depot, Inc., Sr. Notes, 5.375% due 4/1/06                 2,481,816
 1,000,000 A         Lowe's Cos., Inc., Notes, 7.500% due 12/15/05                      1,136,949
 2,503,000 AA        Wal-Mart Stores, Inc., Sr. Notes, 5.450% due 8/1/06                2,765,953
-------------------------------------------------------------------------------------------------
                                                                                        9,485,072
-------------------------------------------------------------------------------------------------
Consumer Non-Cyclical -- 11.4%
 2,500,000 AA        Abbott Laboratories, Notes, 5.625% due 7/1/06                      2,770,000
 2,075,000 A         Campbell Soup Co., Notes, 5.500% due 3/15/07                       2,288,918
 2,750,000 AA-       Colgate-Palmolive Co., Notes, 5.340% due 3/27/06                   3,003,655
                     Diageo Capital PLC, Notes:
 2,000,000 A+          6.625% due 6/24/04                                               2,104,618
 2,225,000 A+          3.500% due 11/19/07                                              2,292,204
 2,500,000 AA        Eli Lilly & Co., Notes, 5.500% due 7/15/06                         2,762,545
 2,750,000 AA-       The Gillette Co., Notes, 3.500% due 10/15/07                       2,813,063
 2,000,000 AA        Kimberly-Clark Corp., Notes, 4.500% due 7/30/05 (b)                2,114,936
 2,600,000 AAA       Merck & Co., Inc., Notes, 5.250% due 7/1/06                        2,858,931
 2,250,000 A-        Nabisco Inc., Notes, 6.375% due 2/1/05                             2,385,952
 2,000,000 A         Pepsi Bottling Holdings Inc., Notes, 5.375% due 2/17/04 (b)        2,051,182
 2,000,000 AA-       Sysco Corp., Notes, 4.750% due 7/30/05                             2,124,176
 1,000,000 BBB       Tyson Foods Inc., Notes, 6.625% due 10/1/04                        1,036,855
 2,095,000 A-        WellPoint Health Networks, Inc., Notes, 6.375% due 6/15/06         2,350,957
 1,605,000 A         Wyeth, Notes, 5.875% due 3/15/04                                   1,655,103
-------------------------------------------------------------------------------------------------
                                                                                       34,613,095
-------------------------------------------------------------------------------------------------
Diversified -- 0.9%
 2,700,000 AAA       USAA Capital Corp., Notes, 4.000% due 12/10/07 (b)                 2,822,313
-------------------------------------------------------------------------------------------------
Electric Utilities -- 0.5%
 1,550,000 A         Alabama Power Co., Sr. Notes, 4.875% due 9/1/04                    1,613,776
-------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

     4 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2003

   FACE
  AMOUNT   RATING(a)                           SECURITY                               VALUE
----------------------------------------------------------------------------------------------
Energy -- 1.9%
$1,920,000 A-        Conoco Inc., Sr. Notes, 5.900% due 4/15/04                    $ 1,986,409
 2,250,000 A2*       FPL Group Capital Inc., Notes, 3.250% due 4/11/06               2,310,703
 1,500,000 BBB       Union Pacific Resources Group Inc., Medium-Term Notes,
                      Series E, 6.340% due 11/25/03                                  1,526,233
----------------------------------------------------------------------------------------------
                                                                                     5,823,345
----------------------------------------------------------------------------------------------
Finance Captive -- 3.1%
 3,000,000 Aaa*      Fannie Mae, Notes, 6.625% due 10/15/07                          3,520,068
 2,300,000 AAA       Federal Home Loan Bank Corp., Global Bonds, 5.125% due 3/6/06   2,505,622
 2,000,000 A3*       Ford Motor Credit Co., Notes, 7.600% due 8/1/05                 2,148,412
 1,165,000 BBB+      Sears Roebuck Acceptance Corp., Notes, 6.900% due 8/1/03        1,169,768
----------------------------------------------------------------------------------------------
                                                                                     9,343,870
----------------------------------------------------------------------------------------------
Finance Non-Captive -- 4.9%
 2,000,000 A         Countrywide Home Loans, Inc., Medium-Term Notes, Series K,
                       5.625% due 5/15/07                                            2,204,680
 2,825,000 AAA       General Electric Capital Corp., Notes, 5.350% due 3/30/06       3,070,682
 2,025,000 A1*       Household Finance Corp., Notes, 6.500% due 1/24/06              2,247,355
 2,250,000 A         SLM Corp., Notes, 1.460% due 4/25/06                            2,253,830
 2,250,000 A-        Texton Financial Corp., Notes, 2.750% due 6/1/06                2,248,247
 2,750,000 AAA       TIAA Global Markets, Notes, 5.000% due 3/1/07 (b)               2,989,074
----------------------------------------------------------------------------------------------
                                                                                    15,013,868
----------------------------------------------------------------------------------------------
Insurance -- 5.2%
 2,850,000 AA        Allstate Financial Global Funding, Notes, 5.250% due 2/1/07     3,132,894
 1,754,000 A1*       The Chubb Corp., Notes, 6.150% due 8/15/05                      1,905,481
 2,250,000 A-        The Hartford Financial Services Group Inc., Sr. Notes,
                      2.375% due 6/1/06                                              2,249,600
 2,900,000 AA        Monumental Global Funding III, Secured Notes,
                      5.200% due 1/30/07 (b)                                         3,158,825
 2,800,000 AA        Principal Life Global Funding I, Secured Notes,
                      5.125% due 6/28/07 (b)                                         3,014,365
 2,190,000 AA        Protective Life U.S. Funding Trust, Notes,
                      5.875% due 8/15/06 (b)                                         2,428,480
----------------------------------------------------------------------------------------------
                                                                                    15,889,645
----------------------------------------------------------------------------------------------
Media -- 0.7%
 1,800,000 A-        CBS Inc., Sr. Notes, 7.150% due 5/20/05                         1,976,776
----------------------------------------------------------------------------------------------
Publishing -- 0.7%
 2,000,000 A-        Reed Elsevier Capital Inc., Notes, 7.000% due 5/15/05           2,175,520
----------------------------------------------------------------------------------------------
Telecommunications -- 3.2%
 2,025,000 A         Alltel Corp., Notes, 7.250% due 4/1/04                          2,115,228
   500,000 BBB       AT&T Wireless Services Inc., Sr. Notes, 6.875% due 4/18/05        541,136
 2,000,000 A+        Cingular Wireless LLC, Notes, 5.625% due 12/15/06               2,193,970

                      See Notes to Financial Statements.

     5 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2003

   FACE
  AMOUNT   RATING(a)                              SECURITY                              VALUE
-----------------------------------------------------------------------------------------------------
Telecommunications -- 3.2% (continued)
$2,300,000 A+            SBC Communications Inc., Notes, 5.750% due 5/2/06           $  2,542,162
 2,050,000 A+            Verizon Global Funding Corp., Notes, 6.125% due 6/15/07        2,310,127
---------------------------------------------------------------------------------------------
                                                                                        9,702,623
---------------------------------------------------------------------------------------------
Transportation -- 0.3%
 1,000,000 Baa2*         CSX Corp., Debentures, 7.250% due 5/1/04                       1,045,687
---------------------------------------------------------------------------------------------
                         TOTAL CORPORATE BONDS AND NOTES
                         (Cost -- $143,405,223)                                       147,692,836
---------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 16.7%
                         Countrywide Home Loans:
 4,090,745 AAA             Series 2003-HYB1, Class 1A1, 3.852% due 5/19/33              4,130,571
 2,000,000 AAA             Series 2003-HYB3, Class 6A1, 4.031% due 11/19/33             2,020,000
                         Federal Home Loan Mortgage Corp.:
 4,620,599 AAA             Series 2489, Class A, 5.500% due 12/15/13                    4,685,687
 3,000,000 AAA             Series 2525, Class AM, 4.500% due 4/15/32                    3,012,833
 1,790,657 AAA           FHLMC Structured Pass-Through Securities, Series T-51,
                          Class 1A, 6.500% due 9/25/43                                  1,926,075
                         FNMA:
 3,000,000 AAA             Series 2002-W3, Class A2, 5.500% due 10/25/21                3,087,585
 5,000,000 AAA             Series 2003-W6, Class 1A21, 3.279% due 10/25/42              5,115,625
 5,885,142 AAA             Series 2003-W8, Class 4A, 5.314% due 11/25/42                6,194,112
 6,065,597 AAA           MASTR Adjustable Rate Mortgages Trust,
                          5.270% due 11/25/32                                           6,185,870
 1,987,029 AAA           MASTR Asset Securitization Trust, Series 2003-4, Class 6A2,
                          4.375% due 5/25/33                                            2,009,383
                         Structured Asset Securities Corp.:
 2,473,773 A               Series 2001-7A, Class B2, 6.000% due 5/25/31                 2,538,710
 2,955,843 A               Series 2002-11A, Class B2II, 5.767% due 6/25/32              2,980,864
                         Washington Mutual:
 1,981,695 AAA             Series 2002-AR15, 3.540% due 12/25/32                        1,984,494
 4,904,782 AAA             Series 2003-AR5, 4.208% due 6/25/33                          4,955,968
---------------------------------------------------------------------------------------------
                         TOTAL COLLATERALIZED MORTGAGE
                         OBLIGATIONS (Cost -- $50,825,984)                             50,827,777
---------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 0.8%
 2,500,000 AA            Countrywide Inc., Series 2002-S3, Class M1,
                          4.800% due 5/25/32 (Cost -- $2,577,787)                       2,583,942
---------------------------------------------------------------------------------------------
SOVEREIGN/SUPRANATIONAL BONDS AND NOTES -- 2.3%
Canada -- 0.7%
 2,000,000 AA-           Province of New Brunswick, Debentures, 7.625% due 6/29/04      2,126,844
   200,000 AA-           Province of Ontario, Bonds, 6.000% due 2/21/06                   221,668
---------------------------------------------------------------------------------------------
                                                                                        2,348,512
---------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

     6 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   JUNE 30, 2003

   FACE
  AMOUNT   RATING(a)                           SECURITY                              VALUE
----------------------------------------------------------------------------------------------
Italy -- 0.9%
$2,550,000 AA        Republic of Italy, Global Notes, 4.375% due 10/25/06         $  2,735,403
----------------------------------------------------------------------------------------------
Supranational -- 0.7%
 2,000,000 AAA       International Bank for Reconstruction and Development,
                      Global Notes, 3.500% due 10/22/04                              2,061,050
----------------------------------------------------------------------------------------------
                     TOTAL SOVEREIGN/SUPRANATIONAL BONDS
                     AND NOTES (Cost -- $6,956,919)                                  7,144,965
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.1%
   179,000           Merrill Lynch & Co., Inc., 1.050% due 7/1/03; Proceeds at
                      maturity -- $179,005; (Fully collateralized by various U.S.
                      government and agency obligations, 3.500% to 11.250%
                      due 11/15/04 to 2/15/26; Market value -- $182,580)
                      (Cost -- $179,000)                                               179,000
----------------------------------------------------------------------------------------------
                     TOTAL INVESTMENTS -- 100.0%
                     (Cost -- $299,966,838**)                                     $304,953,446
----------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except for those identified by an asterisk (*), which are rated by Moody's Investors Service.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
** Aggregate cost for Federal income tax purposes is substantially the same.

  See page 8 for definitions of ratings.

                      See Notes to Financial Statements.

     7 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 BOND RATINGS (UNAUDITED)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.
AAA -- Bonds rated "AAA" have the highest rating assigned by Standard &
       Poor's. Capacity to pay interest and repay principal is extremely strong.
AA  -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A   -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal.Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa -- Bonds rated "Aaa" are judged to be of the best quality.They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa  -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the
       "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in
       Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A   -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa -- Bonds rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR  -- Indicates that the bond is not rated by Standard & Poor's or Moody's.

     8 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                   JUNE 30, 2003

ASSETS:
  Investments, at value (Cost -- $299,966,838)                       $304,953,446
  Cash                                                                        173
  Receivable for Fund shares sold                                       3,403,702
  Interest receivable                                                   2,581,521
---------------------------------------------------------------------------------
  Total Assets                                                        310,938,842
---------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                      1,042,578
  Dividends payable                                                       373,229
  Payable for Fund shares purchased                                       263,137
  Management fee payable                                                  111,936
  Distribution plan fees payable                                           12,632
  Accrued expenses                                                          9,565
---------------------------------------------------------------------------------
  Total Liabilities                                                     1,813,077
---------------------------------------------------------------------------------
Total Net Assets                                                     $309,125,765
---------------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                        $    718,292
  Capital paid in excess of par value                                 305,372,196
  Overdistributed net investment income                                  (376,248)
  Accumulated net realized loss from investment transactions           (1,575,083)
  Net unrealized appreciation of investments                            4,986,608
---------------------------------------------------------------------------------
Total Net Assets                                                     $309,125,765
---------------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                              23,348,697
  Class B                                                                 383,575
  Class L                                                               4,959,445
  Class Y                                                              43,137,528
Net Asset Value:
  Class A (and redemption price)                                            $4.30
  Class B *                                                                 $4.30
  Class L (and redemption price)                                            $4.31
  Class Y (and redemption price)                                            $4.30
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 2.04% of net asset value per share)         $4.39
---------------------------------------------------------------------------------

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from purchase payment (See Note 2).

                      See Notes to Financial Statements.

      9 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 STATEMENT OF OPERATIONS (UNAUDITED)

For the Six Months Ended June 30, 2003

INVESTMENT INCOME:
  Interest                                                                       $  4,770,009
---------------------------------------------------------------------------------------------
EXPENSES:
  Management fee (Note 2)                                                             618,428
  Distribution plan fees (Note 5)                                                     186,109
  Shareholder servicing fees (Note 5)                                                  31,290
  Registration fees                                                                    27,749
  Shareholder communications (Note 5)                                                  26,051
  Audit and legal                                                                      19,689
  Custody                                                                              15,625
  Directors' fees                                                                       1,406
  Other                                                                                 6,551
---------------------------------------------------------------------------------------------
  Total Expenses                                                                      932,898
---------------------------------------------------------------------------------------------
Net Investment Income                                                               3,837,111
---------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
 Realized Gain From Investment Transactions (excluding short-term investments):
   Proceeds from sales                                                            113,889,758
   Cost of securities sold                                                        110,762,004
---------------------------------------------------------------------------------------------
  Net Realized Gain                                                                 3,127,754
---------------------------------------------------------------------------------------------
 Change in Net Unrealized Appreciation of Investments:
   Beginning of period                                                              6,094,341
   End of period                                                                    4,986,608
---------------------------------------------------------------------------------------------
  Decrease in Net Unrealized Appreciation                                          (1,107,733)
---------------------------------------------------------------------------------------------
Net Gain on Investments                                                             2,020,021
---------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                           $  5,857,132
---------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

     10 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended June 30, 2003 (unaudited) and the Year Ended December 31, 2002

                                                                         2003          2002
------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                              $  3,837,111  $  6,601,527
  Net realized gain                                                     3,127,754     2,115,774
  Increase (decrease) in net unrealized appreciation                   (1,107,733)    2,903,908
------------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                                5,857,132    11,621,209
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 6):
  Net investment income                                                (4,224,912)   (6,643,396)
------------------------------------------------------------------------------------------------
  Decrease in Net Assets From Distributions to Shareholders            (4,224,912)   (6,643,396)
------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares                                    124,032,077   150,926,854
  Net asset value of shares issued for reinvestment of dividends        1,423,522     2,128,141
  Cost of shares reacquired                                           (48,444,760)  (51,476,967)
------------------------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share Transactions                  77,010,839   101,578,028
------------------------------------------------------------------------------------------------
Increase in Net Assets                                                 78,643,059   106,555,841
NET ASSETS:
  Beginning of period                                                 230,482,706   123,926,865
------------------------------------------------------------------------------------------------
  End of period*                                                     $309,125,765  $230,482,706
------------------------------------------------------------------------------------------------
* Includes undistributed (overdistributed) net investment income of:    $(376,248)      $11,553
------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

     11 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The Short-Term Investment Grade Bond Fund ("Fund"), formerly known as Short-Term High Grade Bond Fund, a separate investment fund of the Smith Barney Funds, Inc. ("Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Company consists of the Fund and two other separate investment funds: Large Cap Value Fund and U.S. Government Securities Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) U.S. government agencies and obligations are valued at the mean between the bid and asked prices; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors; (d) securities, other than U.S. government agencies, that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity; (e) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; (i) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends monthly and capital gains, if any, at least annually; (j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (k) the character of income and gains distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; and
(l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     12 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

2. Management Agreement and Transactions with Affiliated Persons

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager of the Fund. As compensation for its services, the Fund pays SBFM a management fee calculated at an annual rate of 0.45% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended June 30, 2003, the Fund paid transfer agent fees of $19,609 to CTB.

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.

There is a maximum initial sales charge of 2.00% for Class A shares. There is also a contingent deferred sales charge ("CDSC") of 1.00% on Class A shares, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. In addition, Class B shares are subject to a 5.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 1.00% per year after purchase payment until no CDSC is incurred.

For the six months ended June 30, 2003, CGM and its affiliates received sales charges of approximately $79,000 on sales of the Fund's Class A shares. In addition, for the six months ended June 30, 2003, CDSCs paid to CGM and its affiliates were approximately $14,000, for Class A shares.

All officers and one Director of the Company are employees of Citigroup or its affiliates.

     13 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

3. Investments

During the six months ended June 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

---------------------------------------------------------------------------------
Purchases                                                            $222,022,880
---------------------------------------------------------------------------------
Sales                                                                 113,889,758
---------------------------------------------------------------------------------

At June 30, 2003, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

--------------------------------------------------------------------------------
Gross unrealized appreciation                                        $5,267,784
Gross unrealized depreciation                                          (281,176)
--------------------------------------------------------------------------------
Net unrealized appreciation                                          $4,986,608
--------------------------------------------------------------------------------

4. Repurchase Agreements

The Fund purchases (and the custodian takes possession of ) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and L shares calculated at an annual rate of 0.50% of the average daily net assets of each class, respectively. For the six months ended June 30, 2003, total Distribution Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                                       Class A  Class B Class L
                -----------------------------------------------
                Distribution Plan Fees $123,771 $3,357  $58,981
                -----------------------------------------------

     14 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

For the six months ended June 30, 2003, total Shareholder Servicing fees were as follows:

                                      Class A Class B Class L Class Y
           ----------------------------------------------------------
           Shareholder Servicing Fees $27,650   $78   $3,422   $140
           ----------------------------------------------------------

For the six months ended June 30, 2003, total Shareholder Communication expenses were as follows:

                                          Class A Class B Class L Class Y
       ------------------------------------------------------------------
       Shareholder Communication Expenses $23,724  $205   $1,803   $319
       ------------------------------------------------------------------

6. Distributions Paid to Shareholders by Class

                                 Six Months Ended     Year Ended
           Net Investment Income  June 30, 2003*  December 31, 2002+
           ---------------------------------------------------------
                  Class A           $1,434,471        $2,440,633
                  Class B               11,003                --
                  Class L              189,291            77,097
                  Class Y            2,590,147         4,125,666
           ---------------------------------------------------------
                  Total             $4,224,912        $6,643,396
           ---------------------------------------------------------

*For Class B shares, distributions paid are for the period January 13, 2003
 (inception date) to June 30, 2003.
+For Class L shares, distributions paid are for the period August 5, 2002
 (inception date) to December 31, 2002.

7. Capital Shares

At June 30, 2003, the Company had two billion shares of capital stock authorized with a par value of $0.01 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

     15 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

Transactions in shares of each class were as follows:

                                  Six Months Ended             Year Ended
                                   June 30, 2003*          December 31, 2002+
                              ------------------------  ------------------------
                                Shares       Amount       Shares       Amount
---------------------------------------------------------------------------------
Class A
Shares sold                   11,084,195  $ 47,485,898  17,323,886  $ 72,753,164
Shares issued on reinvestment    259,374     1,113,376     490,485     2,064,188
Shares reacquired             (9,113,393)  (39,114,005) (8,974,034)  (37,603,986)
---------------------------------------------------------------------------------
Net Increase                   2,230,176  $  9,485,269   8,840,337  $ 37,213,366
---------------------------------------------------------------------------------
Class B
Shares sold                      410,499  $  1,759,759          --            --
Shares issued on reinvestment      1,930         8,298          --            --
Shares reacquired                (28,854)     (123,919)         --            --
---------------------------------------------------------------------------------
Net Increase                     383,575  $  1,644,138          --            --
---------------------------------------------------------------------------------
Class L
Shares sold                    4,175,033  $ 17,928,243   3,144,314  $ 13,342,809
Shares issued on reinvestment     30,676       131,859      14,573        62,082
Shares reacquired             (1,506,081)   (6,470,822)   (899,070)   (3,820,298)
---------------------------------------------------------------------------------
Net Increase                   2,699,628  $ 11,589,280   2,259,817  $  9,584,593
---------------------------------------------------------------------------------
Class Y
Shares sold                   13,255,243  $ 56,858,177  15,449,608  $ 64,830,881
Shares issued on reinvestment     39,503       169,989         445         1,871
Shares reacquired               (638,134)   (2,736,014) (2,381,996)  (10,052,683)
---------------------------------------------------------------------------------
Net Increase                  12,656,612  $ 54,292,152  13,068,057  $ 54,780,069
---------------------------------------------------------------------------------

*For Class B shares, transactions are for the period January 13, 2003
 (inception date) to June 30, 2003.
+For Class L shares, transactions are for the period August 5, 2002 (inception date) to December 31, 2002.

     16 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

 FINANCIAL HIGHLIGHTS

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class A Shares                               2003/(1)(2)/  2002/(2)/  2001/(2)/  2000/(2)/  1999/(2)/  1998/(2)/
----------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $ 4.28       $ 4.17     $ 4.06     $ 3.97     $ 4.13     $ 4.09
---------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                         0.06         0.15       0.20       0.20       0.19       0.20
  Net realized and unrealized gain (loss)       0.02         0.11       0.11       0.10      (0.16)      0.04
----------------------------------------------------------------------------------------------------------------
Total Income From Operations                    0.08         0.26       0.31       0.30       0.03       0.24
----------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                        (0.06)       (0.15)     (0.20)     (0.21)     (0.19)     (0.20)
----------------------------------------------------------------------------------------------------------------
Total Distributions                            (0.06)       (0.15)     (0.20)     (0.21)     (0.19)     (0.20)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                $ 4.30       $ 4.28     $ 4.17     $ 4.06     $ 3.97     $ 4.13
----------------------------------------------------------------------------------------------------------------
Total Return                                    1.93%++      6.36%      7.76%      7.67%      0.76%      6.07%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)            $100          $90        $51        $44        $53        $69
----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                      0.85%+       0.95%      0.99%      1.01%      1.01%      1.04%
  Net investment income                         2.62+        3.49       4.75       5.16       4.70       4.94
----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                           43%          71%        54%        91%        88%       150%
----------------------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

     17 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

For a share of each class of capital stock outstanding throughout the period ended June 30:


Class B Shares                       2003/(1)(2)/
-------------------------------------------------
Net Asset Value, Beginning of Period   $ 4.26
------------------------------------------------
Income From Operations:
  Net investment income                  0.04
  Net realized and unrealized gain       0.05
------------------------------------------------
Total Income From Operations             0.09
------------------------------------------------
Less Distributions From:
  Net investment income                 (0.05)
------------------------------------------------
Total Distributions                     (0.05)
------------------------------------------------
Net Asset Value, End of Period         $ 4.30
------------------------------------------------
Total Return++                           2.10%
------------------------------------------------
Net Assets, End of Period (millions)       $2
------------------------------------------------
Ratios to Average Net Assets+:
  Expenses                               1.32%
  Net investment income                  2.16
------------------------------------------------
Portfolio Turnover Rate                    43%
------------------------------------------------

(1) For the period January 13, 2003 (inception date) to June 30, 2003
    (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

     18 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

For a share of each class of capital stock outstanding throughout each period ended December 31, unless otherwise noted:

Class L Shares                                                     2003/(1)(2)/ 2002/(2)(3)/
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $ 4.28       $ 4.24
-----------------------------------------------------------------------------------------
Income From Operations:
 Net investment income                                                 0.04         0.05
 Net realized and unrealized gain                                      0.04         0.05
-----------------------------------------------------------------------------------------
Total Income From Operations                                           0.08         0.10
-----------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                                                (0.05)       (0.06)
-----------------------------------------------------------------------------------------
Total Distributions                                                   (0.05)       (0.06)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Period                                       $ 4.31       $ 4.28
-----------------------------------------------------------------------------------------
Total Return++                                                         1.94%        2.34%
-----------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                                    $21          $10
-----------------------------------------------------------------------------------------
Ratios to Average Net Assets+:
 Expenses                                                              1.32%        1.32%
 Net investment income                                                 2.12         2.81
-----------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                  43%          71%
-----------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period August 5, 2002 (inception date) to December 31, 2002.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

     19 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class Y Shares                 2003/(1)(2)/ 2002/(2)/ 2001/(2)/ 2000/(2)/ 1999/(2)/ 1998/(2)/
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of
 Period                          $ 4.28      $ 4.17    $ 4.06    $ 3.97    $ 4.13    $ 4.09
---------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income             0.06        0.17      0.22      0.23      0.21      0.22
 Net realized and unrealized
   gain (loss)                     0.03        0.11      0.11      0.08     (0.16)     0.04
---------------------------------------------------------------------------------------------
Total Income From Operations       0.09        0.28      0.33      0.31      0.05      0.26
---------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income            (0.07)      (0.17)    (0.22)    (0.22)    (0.21)    (0.22)
---------------------------------------------------------------------------------------------
Total Distributions               (0.07)      (0.17)    (0.22)    (0.22)    (0.21)    (0.22)
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period   $ 4.30      $ 4.28    $ 4.17    $ 4.06    $ 3.97    $ 4.13
---------------------------------------------------------------------------------------------
Total Return                       2.11%++     6.81%     8.25%     8.18%     1.26%     6.56%
---------------------------------------------------------------------------------------------
Net Assets, End of Period
 (millions)                        $186        $130       $73       $53       $51       $45
---------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                          0.50%+      0.52%     0.53%     0.54%     0.53%     0.56%
 Net investment income             2.97+       3.93      5.17      5.65      5.19      5.42
---------------------------------------------------------------------------------------------
Portfolio Turnover Rate              43%         71%       54%       91%       88%      150%
---------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

     20 Smith Barney Funds, Inc. | 2003 Semi-Annual Report to Shareholders

                            SMITH BARNEY FUNDS INC.


DIRECTORS                INVESTMENT MANAGER
Lee Abraham              Smith Barney Fund
Allan J. Bloostein        Management LLC
Jane F. Dasher
Donald R. Foley          DISTRIBUTOR
R. Jay Gerken, CFA       Citigroup Global Markets Inc.
  Chairman
Richard E. Hanson, Jr.   CUSTODIAN
Paul Hardin              State Street Bank and
Roderick C. Rasmussen     Trust Company
John P. Toolan
                         TRANSFER AGENT
OFFICERS                 Citicorp Trust Bank, fsb.
R. Jay Gerken, CFA       125 Broad Street, 11th Floor
President and Chief      New York, New York 10004
Executive Officer
                         SUB-TRANSFER AGENT
Lewis E. Daidone         PFPC Global Fund Services
Senior Vice President    P.O. Box 9699
and Chief Administrative Providence, Rhode Island
Officer                  02940-9699

Richard L. Peteka
Chief Financial Officer
and Treasurer

Mark Lindbloom
Vice President and
Investment Officer

Dominick Masotti
Vice President and
Investment Officer

Theresa Veres
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

  Smith Barney Funds, Inc.



  Short-Term Investment
  Grade Bond Fund

  The Fund is a separate investment fund of the Smith Barney Funds, Inc., a Maryland corporation.


  This report is submitted for the general information of the shareholders of Smith Barney Funds, Inc. -- Short-Term Investment Grade Bond Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after September 30, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

  SMITH BARNEY FUNDS, INC.
  Smith Barney Mutual Funds
  125 Broad Street
  10th Floor, MF-2
   New York, New York 10004

  For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

  www.smithbarneymutualfunds.com


 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC
 FD0632 8/03                                                            03-5262

ITEM 2.   CODE OF ETHICS.

          Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

          (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10.  EXHIBITS.

          (a)  Not applicable.

          (b)  Attached hereto.

          Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

          Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Funds, Inc.

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Funds, Inc.

Date: August 29, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Funds, Inc.

Date: August 29, 2003

By:   /s/ Richard Peteka
      (Richard Peteka)
      Chief Financial Officer of
      Smith Barney Funds, Inc.

Date: August 29, 2003